Goodwill allocated in the Group's CGUs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 3,903,518	₩ 3,901,260
Banking
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	810,058	810,058
Credit card
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	2,773,231	2,773,231
Securities
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	7,904	5,646
Life insurance
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	275,371	275,371
Others
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 36,954	₩ 36,954